Recast Segment Information - Reconciliation of Comprehensive Income to Adjusted EBITDA (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Comprehensive (loss) income	$ 17.1	$ 43.2	$ (118.8)	$ (23.4)	$ (81.9)	$ 137.5
Net loss attributable to noncontrolling interest	0.0	0.1	0.0	0.1	0.2	0.3
Net (loss) income before noncontrolling interest	17.1	43.1	(118.8)	(23.5)	(82.1)	137.2
Loss (income) from discontinued operations, net of tax	(0.7)	0.0	95.2	0.9	95.4	2.4
(Loss) income from continuing operations, net of tax	16.4	43.1	(23.6)	(22.6)	13.3	139.6
Depreciation and amortization	26.4	22.4	22.1	22.0	92.9	96.4
Interest expense	20.7	19.7	20.3	19.3	80.0	70.9
Income tax (benefit) provision	0.3	13.9	(7.9)	(11.6)	(5.3)	56.8
EBITDA	63.8	99.1	10.9	7.1	180.9	363.7
Stock-based compensation expense	6.4	6.9	6.1	4.3	23.7	23.8
Legal reserves	0.0	0.0	0.0	0.0	0.0	3.6
Other charges	0.1	0.8	(0.1)	0.0	0.8	0.4
Pre-opening expense and other expense	1.4	6.2	1.9	1.7	11.2	5.1
Interest, depreciation and amortization expense related to equity investments	9.3	9.9	9.8	9.5	38.5	32.6
Changes in fair value of Rivers Des Plaines' interest rate swaps	(1.8)	(1.5)	1.3	14.9	12.9	12.4
Rivers Des Plaines' legal reserves and transaction costs	0.0	0.0	0.0	0.0	0.0	4.7
Other	0.0	0.0	0.0	0.0	0.0	(0.2)
Transaction expense, net	0.0	0.5	0.2	0.3	1.0	5.3
Impairment of tangible and other intangible assets	0.0	0.0	0.0	17.5	17.5	0.0
Total adjustments to EBITDA	15.4	22.8	19.2	48.2	105.6	87.7
Adjusted EBITDA	79.2	121.9	30.1	55.3	286.5	451.4
Operating Segments
Segment Reporting Information [Line Items]
Adjusted EBITDA	88.3	131.4	40.5	64.9	325.1	482.8
Operating Segments | Live and Historical Racing
Segment Reporting Information [Line Items]
Adjusted EBITDA	10.4	24.1	3.6	1.0	39.1	135.6
Operating Segments | TwinSpires
Segment Reporting Information [Line Items]
Adjusted EBITDA	25.6	32.6	38.7	16.0	112.9	69.3
Operating Segments | Gaming
Segment Reporting Information [Line Items]
Adjusted EBITDA	52.3	74.7	(1.8)	47.9	173.1	277.9
All Other
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ (9.1)	$ (9.5)	$ (10.4)	$ (9.6)	$ (38.6)	$ (31.4)